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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ 07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ John E. Runnells            Summit, New Jersey    May 13, 2005
   -------------------------------   ------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          23
                                        --------------------

Form 13F Information Table Value Total:        $171,884
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  -------- ------
Advanced Magnetics Inc.    COM             00753P103       80      9,100   SH         SOLE         N/A       9,100

Allscripts Health          COM             01988P108    4,762    333,000   SH         SOLE         N/A     333,000
Solutions

Am. Med. Systems           COM             02744M108     7,383   429,754   SH         SOLE         N/A     429,754

Celgene Corporation        COM             151020104     5,278   155,000   SH         SOLE         N/A     155,000


Exact Sciences             COM             30063P105     2,396   671,050   SH         SOLE         N/A     671,050


Foxhollow Technologies     COM             35166A103       367    13,000   SH         SOLE         N/A      13,000

Guidant                    COM             401698105    19,326   261,521   SH         SOLE         N/A     261,521


Intuitive Surgical         COM             46120E602     1,241    27,300   SH         SOLE         N/A      27,300

Johnson & Johnson          COM             478160104     6,692    99,638   SH         SOLE         N/A      99,638

Kyphon                     COM             510577100    52,322 2,078,740   SH         SOLE         N/A   2,078,740


Lifecell                   COM             531927101    12,061 1,355,200   SH         SOLE         N/A   1,355,200

Lifecore Biomedical        COM             532187101    19,415 1,090,100   SH         SOLE         N/A   1,090,100

McKesson                   COM             58155Q103     1,301    34,474   SH         SOLE         N/A      34,474

Micro Therapeutics         COM             59500W100     8,150 2,111,435   SH         SOLE         N/A   2,111,435

Nortel Networks            COM             656568102       164    60,000   SH         SOLE         N/A      60,000

Orthologic                 COM             68750J107       101    20,000   SH         SOLE         N/A      20,000

Possis Medical Corp.       COM             737407106     1,900   227,000   SH         SOLE         N/A     227,000


Sonosite Inc.              COM             83568G104     1,068    41,100   SH         SOLE         N/A      41,100


Stereotaxis                COM             85916J102       873   112,700   SH         SOLE         N/A     112,700

Ventana Med.               COM             92276H106    18,206   486,000   SH         SOLE         N/A     486,000

Westell Technologies Inc.  CLA             957541105        55    10,000   SH         SOLE         N/A      10,000

Wright Med.                COM             98235T107     6,521   271,723   SH         SOLE         N/A     271,723

Zix Corp.                  COM             98974P100     2,222   594,010   SH         SOLE         N/A     594,010
